SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands, except per share amounts)

2016
Total interest income	$10,596	$10,871	$11,269	$11,868
Total interest expense	922	1,016	1,202	1,176
Net interest income	9,674	9,855	10,067	10,692
Provision for loan losses	190	204	143	88
Net interest income after provision for loan losses	9,484	9,651	9,924	10,604
Total non-interest income	2,484	2,961	3,099	2,705
Total non-interest expense	8,395	8,921	9,416	10,132
Income tax expense	969	1,042	1,049	870
Net income	2,604	2,649	2,558	2,307
Preferred dividends	85	86	86	195
Net income applicable to common stockholders	$2,519	$2,563	$2,472	$2,112
Per common share:
Net income, basic	$.47	$.47	$.46	$.39
Net income, diluted	.46	.47	.45	.26
Cash dividends declared	.0375	.0375	.0375	.0375

2015
Total interest income	$9,683	$10,022	$10,080	$10,417
Total interest expense	804	806	793	804
Net interest income	8,879	9,216	9,287	9,613
Provision for loan losses	150	-	250	10
Net interest income after provision for loan losses	8,729	9,216	9,037	9,603
Total non-interest income	1,850	1,854	1,982	1,903
Total non-interest expense	7,818	8,092	7,977	8,275
Income tax expense	732	793	815	873
Net income	2,029	2,185	2,227	2,358
Preferred dividends	85	86	86	85
Net income applicable to common stockholders	$1,944	$2,099	$2,141	$2,273
Per common share:
Net income, basic	$.36	$.39	$.40	$.42
Net income, diluted	.36	.39	.39	.42
Cash dividends declared	.0375	.0375	.0375	.0375

2014
Total interest income	$8,447	$8,574	$9,688	$9,662
Total interest expense	623	726	833	791
Net interest income	7,824	7,848	8,855	8,871
Provision for loan losses	358	277	631	152
Net interest income after provision for loan losses	7,466	7,571	8,224	8,719
Total non-interest income	1,672	2,055	2,021	2,055
Total non-interest expense	7,227	7,384	8,071	8,051
Income tax expense	484	629	641	682
Net income	1,427	1,613	1,533	2,041
Preferred dividends and stock accretion	106	86	85	86
Net income applicable to common stockholders	$1,321	$1,527	$1,448	$1,955
Per common share:
Net income, basic	$.26	$.30	$.27	$.37
Net income, diluted	.25	.29	.27	.36
Cash dividends declared	.0375	.0375	.0375	.0375